Organization and Description of Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Jul. 13, 2020	Jul. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in USD per share)		$ 0.0005	$ 0.0005
Common stock, shares authorized (in shares)		500,000,000	0
Preferred stock, par value (in USD per share)		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)		10,000,000	1,000,000	1,000,000
IPO
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in USD per share)	$ 0.0005	$ 0.0005
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Preferred stock, par value (in USD per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Initial public offering (in shares)	9,269,000
Initial public offering price (in USD per share)	$ 31.00
Consideration received from IPO	$ 268,400